INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment And Other Income [Line Items]
Short-term investments	$ 55,801	$ 42,929
Long-term investments	470,964	231,880
Fixed Rate Time Deposits [Member]
Investment And Other Income [Line Items]
Short-term investments	39,968	42,929
Trading Securities [Member]
Investment And Other Income [Line Items]
Short-term investments	15,833	0
Available-for-sale securities [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	370,348	51,639
Available-for-sale securities [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	100,616	180,241
Available-for-sale securities [Member] | Tospur Real Estate Consulting Co Ltd [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	58,301	54,918
Available-for-sale securities [Member] | Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	47,729	31,033
Available-for-sale securities [Member] | Color Life Service Group [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	4,554	20,606
Available-for-sale securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	318,065	0
Available-for-sale securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	0	107,088
Available-for-sale securities [Member] | Sindeo, Inc. (the "Corporation") [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	0	2,768
Available-for-sale securities [Member] | Guilin Bank [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	38,817	12,173
Available-for-sale securities [Member] | Xian Chuangdian Quancheng Real estate consultant limited [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 3,498	$ 3,294